Risk management policy - Schedule of Foreign Currency Exchange Rate Risk (Details) ₸ in Millions	12 Months Ended
	Dec. 31, 2024 KZT (₸)	Dec. 31, 2023 KZT (₸)
USD
Disclosure of detailed information about financial instruments [line items]
Exchange rates	525.11	454.56
EUR
Disclosure of detailed information about financial instruments [line items]
Exchange rates	546.74	502.24
Currency risk
Non-derivative financial assets
Non-derivative financial assets	₸ 7,980,758	₸ 6,552,880
Non-derivative financial liabilities
Non-derivative financial liabilities	6,741,599	5,672,168
Derivative financial instruments
Accounts payable on spot and derivative contracts	(409,345)	(180,591)
Accounts receivable on spot and derivative contracts	431,135	179,152
Net position on derivative financial instruments, Total	21,790	(1,439)
Currency risk | Tenge
Non-derivative financial assets
Non-derivative financial assets	7,552,496	6,021,554
Non-derivative financial liabilities
Non-derivative financial liabilities	6,153,015	5,188,795
Net position on non-derivative financial instruments, Total	1,399,481	832,759
Derivative financial instruments
Accounts payable on spot and derivative contracts	(251,281)	(70,704)
Accounts receivable on spot and derivative contracts	69,674	94,070
Net position on derivative financial instruments, Total	(181,607)	23,366
Net position, Total	1,217,874	856,125
Currency risk | USD
Non-derivative financial assets
Non-derivative financial assets	388,027	499,951
Non-derivative financial liabilities
Non-derivative financial liabilities	579,664	474,723
Net position on non-derivative financial instruments, Total	(191,637)	25,228
Derivative financial instruments
Accounts payable on spot and derivative contracts	(95,760)	(93,313)
Accounts receivable on spot and derivative contracts	316,929	83,917
Net position on derivative financial instruments, Total	221,169	(9,396)
Net position, Total	29,532	15,832
Currency risk | EUR
Non-derivative financial assets
Non-derivative financial assets	25,336	24,629
Non-derivative financial liabilities
Non-derivative financial liabilities	6,247	6,634
Net position on non-derivative financial instruments, Total	19,089	17,995
Derivative financial instruments
Accounts payable on spot and derivative contracts	(59,595)	(16,574)
Accounts receivable on spot and derivative contracts	43,192
Net position on derivative financial instruments, Total	(16,403)	(16,574)
Net position, Total	2,686	1,421
Currency risk | Other currency
Non-derivative financial assets
Non-derivative financial assets	14,899	6,746
Non-derivative financial liabilities
Non-derivative financial liabilities	2,673	2,016
Net position on non-derivative financial instruments, Total	12,226	4,730
Derivative financial instruments
Accounts payable on spot and derivative contracts	(2,709)
Accounts receivable on spot and derivative contracts	1,340	1,165
Net position on derivative financial instruments, Total	(1,369)	1,165
Net position, Total	₸ 10,857	₸ 5,895